Shareholder Report, Holdings (Details)	Apr. 30, 2026
Hennessy Cornerstone Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Hennessy Cornerstone Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Cornerstone Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Hennessy Cornerstone Growth Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Hennessy Cornerstone Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Hennessy Cornerstone Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Cornerstone Growth Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hennessy Cornerstone Growth Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Hennessy Cornerstone Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Hennessy Cornerstone Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Cornerstone Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hennessy Cornerstone Growth Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Hennessy Focus Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Hennessy Focus Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Hennessy Focus Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Hennessy Focus Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Focus Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Focus Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Hennessy Focus Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Hennessy Focus Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Focus Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Hennessy Focus Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Hennessy Focus Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Hennessy Focus Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Focus Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Focus Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Hennessy Focus Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Hennessy Focus Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hennessy Cornerstone Large Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Hennessy Cornerstone Large Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Cornerstone Large Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Hennessy Cornerstone Large Growth Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Hennessy Cornerstone Large Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Cornerstone Large Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Hennessy Cornerstone Large Growth Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hennessy Cornerstone Large Growth Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hennessy Cornerstone Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Hennessy Cornerstone Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Hennessy Cornerstone Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Hennessy Cornerstone Value Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Value Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Cornerstone Value Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Cornerstone Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Hennessy Cornerstone Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Hennessy Cornerstone Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Hennessy Cornerstone Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Cornerstone Value Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Total Return Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Total Return Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Hennessy Total Return Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Hennessy Total Return Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Total Return Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Hennessy Total Return Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Total Return Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Hennessy Equity and Income Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Equity and Income Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hennessy Equity and Income Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hennessy Equity and Income Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hennessy Equity and Income Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Hennessy Equity and Income Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Equity and Income Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Hennessy Equity and Income Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Equity and Income Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Equity and Income Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Equity and Income Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Equity and Income Fund - Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Equity and Income Fund - Investor Class | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Hennessy Equity and Income Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Equity and Income Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hennessy Equity and Income Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hennessy Equity and Income Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hennessy Equity and Income Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Hennessy Equity and Income Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Equity and Income Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Hennessy Equity and Income Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Equity and Income Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Equity and Income Fund - Institutional Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Equity and Income Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Equity and Income Fund - Institutional Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Equity and Income Fund - Institutional Class | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Hennessy Balanced Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Hennessy Balanced Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Hennessy Balanced Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Hennessy Balanced Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Balanced Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Hennessy Balanced Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hennessy Balanced Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Hennessy Energy Transition Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Hennessy Energy Transition Fund - Investor Class | Short-Term Investments and Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Hennessy Energy Transition Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Energy Transition Fund - Investor Class | Downstream Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Energy Transition Fund - Investor Class | Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Hennessy Energy Transition Fund - Investor Class | Integrated Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Energy Transition Fund - Investor Class | Midstream Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Hennessy Energy Transition Fund - Investor Class | Oil Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Hennessy Energy Transition Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Hennessy Energy Transition Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Energy Transition Fund - Institutional Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Energy Transition Fund - Institutional Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Hennessy Energy Transition Fund - Institutional Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Energy Transition Fund - Institutional Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Hennessy Energy Transition Fund - Institutional Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Hennessy Energy Transition Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Hennessy Midstream Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Hennessy Midstream Fund - Investor Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Hennessy Midstream Fund - Investor Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Hennessy Midstream Fund - Investor Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Hennessy Midstream Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Hennessy Midstream Fund - Institutional Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Hennessy Midstream Fund - Institutional Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Hennessy Midstream Fund - Institutional Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Hennessy Gas Utility Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Hennessy Gas Utility Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Gas Utility Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Hennessy Gas Utility Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Hennessy Gas Utility Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Hennessy Gas Utility Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Gas Utility Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Hennessy Gas Utility Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Hennessy Japan Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Japan Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Japan Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Hennessy Japan Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Hennessy Japan Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Japan Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Hennessy Japan Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Hennessy Japan Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Japan Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Japan Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Japan Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Japan Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Hennessy Japan Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Hennessy Japan Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Hennessy Japan Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Japan Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Hennessy Japan Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Hennessy Japan Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Japan Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Japan Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Japan Small Cap Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Hennessy Japan Small Cap Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Hennessy Japan Small Cap Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hennessy Japan Small Cap Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Hennessy Japan Small Cap Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Japan Small Cap Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hennessy Japan Small Cap Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Japan Small Cap Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Hennessy Japan Small Cap Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Hennessy Japan Small Cap Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Hennessy Japan Small Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Hennessy Japan Small Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hennessy Japan Small Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Hennessy Japan Small Cap Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Japan Small Cap Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hennessy Japan Small Cap Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Japan Small Cap Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Hennessy Japan Small Cap Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Hennessy Large Cap Financial Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Hennessy Large Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Large Cap Financial Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Hennessy Large Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hennessy Small Cap Financial Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Hennessy Small Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Small Cap Financial Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Hennessy Small Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Technology Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Hennessy Technology Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Hennessy Technology Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Technology Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Hennessy Technology Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Hennessy Technology Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Sustainable ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Hennessy Sustainable ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Hennessy Sustainable ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Hennessy Sustainable ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Sustainable ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Hennessy Sustainable ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Hennessy Sustainable ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Hennessy Sustainable ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Sustainable ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Sustainable ETF | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Sustainable ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%